Employee benefits - Actuarial gains and (losses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits
Amount accumulated as at January, 1	$ (120,378)	$ (98,938)
Recognized during the year	(107,897)	(30,629)	$ (17,377)
Amount accumulated as at December, 31	(195,905)	(120,378)	(98,938)
Present value of defined benefit obligation [member]
Disclosure of Employee benefits
Amount accumulated as at January, 1	(171,247)	(140,617)	(123,240)
Recognized during the year	(107,897)	(30,630)	(17,377)
Amount accumulated as at December, 31	$ (279,144)	$ (171,247)	$ (140,617)